Supplement to the
Fidelity® Worldwide Fund
Class A, Class M, Class C, Class I and Class Z
December 30, 2025
Prospectus

Effective September 1, 2026, Andrew Sergeant no longer serves as Co-Portfolio Manager of the fund.
Effective September 1, 2026, the following information replaces similar information found in the "Fund Summary" section under the "Investment Adviser" heading.
Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.
Effective September 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
William Kennedy (Co-Portfolio Manager) has managed the fund since 2026.
Effective September 1, 2026, the following information replaces similar information for FMR UK found in the "Fund Management" section under the "Sub-Adviser(s)" heading.
FMR Investment Management (UK) Limited (FMR UK), at 25 Cannon Street, London, EC4M 5SB, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2025, FMR UK had approximately $25.8 billion in discretionary assets under management. FMR UK is an affiliate of the Adviser.
FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
Effective September 1, 2026, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
William Kennedy is Co-Portfolio Manager of Fidelity® Worldwide Fund, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Kennedy has worked as a research analyst and portfolio manager.
AWLD-PSTK-0726-122 1.899555.122	July 28, 2026
Supplement to the
Fidelity® Diversified International Fund, Fidelity® Overseas Fund, and Fidelity® Worldwide Fund
December 30, 2025
Prospectus

Effective September 1, 2026, Andrew Sergeant no longer serves as Co-Portfolio Manager of Fidelity® Worldwide Fund.
Effective September 1, 2026, the following information replaces similar information for Fidelity® Worldwide Fund found in the "Fund Summary" section under the "Investment Adviser" heading.
Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.
Effective September 1, 2026, the following information supplements information for Fidelity® Worldwide Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
William Kennedy (Co-Portfolio Manager) has managed the fund since 2026.
Effective September 1, 2026, the following information replaces similar information for FMR UK found in the "Fund Management" section under the "Sub-Adviser(s)" heading.
FMR Investment Management (UK) Limited (FMR UK), at 25 Cannon Street, London, EC4M 5SB, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2025, FMR UK had approximately $25.8 billion in discretionary assets under management. FMR UK is an affiliate of the Adviser.
FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity® Diversified International Fund, Fidelity® Overseas Fund, and Fidelity® Worldwide Fund.
Effective September 1, 2026, the following information supplements the biographical information for Fidelity® Worldwide Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
William Kennedy is Co-Portfolio Manager of Fidelity® Worldwide Fund, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Kennedy has worked as a research analyst and portfolio manager.
IBD-PSTK-0726-149 1.474896.149	July 28, 2026